FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,068,483	$ 7,831,084	$ 6,679,024	$ 92,697,098
Prepaid expenses and other current assets	12,835,869	23,870,690
Amount due from related party	9,986,968	13,416,452
Total current assets	121,949,234	91,144,427
TOTAL ASSETS	710,131,219	610,199,543
Current liabilities:
Accrued expenses and other current liabilities	8,955,663	7,461,621
Amount due to related party	89,698,151	88,537,790
Total current liabilities	396,067,715	299,123,874
EQUITY
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2013 and 2014; 175,714,103 and 225,864,103 shares issued as of December 31, 2013 and 2014, respectively and 173,427,853 and 223,577,853 shares outstanding as of December 31, 2013 and 2014, respectively	22,358	17,343
Additional paid in capital	203,125,494	146,676,163
Retained accumulated losses	(16,018,293)	(32,667,469)
Accumulated other comprehensive income	20,037,183	23,699,196
Treasury stock	(398,672)	(398,672)
Total Daqo New Energy Corp. shareholders' equity	206,768,070	137,326,561
TOTAL LIABILITIES AND EQUITY	710,131,219	610,199,543
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	225,864,103	175,714,103
Ordinary shares, shares outstanding	223,577,853	173,427,853
Parent Company [Member]
Current assets:
Cash and cash equivalents	4,493,150	5,187,046	5,669,834	3,291,387
Prepaid expenses and other current assets	204,682	177,487
Amount due from related party	5,110,085	5,110,085
Total current assets	9,807,917	10,474,618
Investments in subsidiaries, net	197,571,399	127,203,565
TOTAL ASSETS	207,379,316	137,678,183
Current liabilities:
Accrued expenses and other current liabilities	324,720	351,622
Amount due to related party	286,526
Total current liabilities	611,246	351,622
EQUITY
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2013 and 2014; 175,714,103 and 225,864,103 shares issued as of December 31, 2013 and 2014, respectively and 173,427,853 and 223,577,853 shares outstanding as of December 31, 2013 and 2014, respectively	22,358	17,343
Additional paid in capital	203,125,494	146,676,163
Retained accumulated losses	(16,018,293)	(32,667,469)
Accumulated other comprehensive income	20,037,183	23,699,196
Treasury stock	(398,672)	(398,672)
Total Daqo New Energy Corp. shareholders' equity	206,768,070	137,326,561
TOTAL LIABILITIES AND EQUITY	$ 207,379,316	$ 137,678,183
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	240,714,103	175,714,103
Ordinary shares, shares outstanding	223,577,853	173,427,853